UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09915
Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Small-Cap Growth Portfolio	as of September 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Aerospace and Defense — 4.1%
Armor Holdings, Inc. (1)	6,500	$270,465
Ceradyne, Inc. (1)	5,250	230,527
Hexcel Corp. (1)	7,200	99,504
Teledyne Technologies, Inc. (1)	4,500	112,680
United Defense Industries, Inc. (1)	6,100	243,939
United Industrial Corp.	2,300	75,647
		$1,032,762

Airlines — 0.6%
EGL, Inc. (1)	5,100	154,326
		$154,326

Apparel — 0.8%
Quiksilver, Inc. (1)	5,600	142,352
Skechers USA, Inc. (1)	5,000	72,600
		$214,952

Auto and Parts — 0.2%
Goodyear Tire & Rubber Co., (The) (1)	5,924	63,624
		$63,624

Banks — 3.9%
Bank of the Ozarks, Inc.	2,800	83,244
Cathay General Bancorp	2,100	78,099
East-West Bancorp, Inc.	5,100	171,309
First Bancorp Puerto Rico	2,000	96,600
Hanmi Financial Corp.	7,400	223,480
PrivateBancorp, Inc.	3,400	91,664
R & G Financial Corp., Class B	4,150	160,397
Wintrust Financial Corp.	1,400	80,192
		$984,985

Broadcasting and Cable — 0.8%
Central European Media Enterprises Ltd. (1)	7,600	215,536
		$215,536

Broadcasting and Radio — 0.8%
Sirius Satellite Radio, Inc. (1)	29,600	$94,720
XM Satellite Radio Holdings, Inc., Class A (1)	3,800	117,876
		$212,596

Building Materials — 1.6%
Florida Rock Industries, Inc.	2,500	122,475
MDC Holdings, Inc.	1,700	124,270
Texas Industries, Inc.	3,050	156,892
		$403,637

Business Services — 2.6%
Corporate Executive Board Co., (The)	4,600	281,704
Greenfield Online, Inc. (1)	4,229	85,891
Heidrick & Struggles International, Inc. (1)	5,500	158,510
Satyam Computer Services Ltd. ADR	5,400	124,848
		$650,953

Casinos and Gaming — 1.6%
Ameristar Casinos, Inc.	2,600	78,650
Boyd Gaming Corp.	2,800	78,820
Station Casinos, Inc.	5,050	247,652
		$405,122

Chemicals — 2.6%
Albemarle Corp.	2,900	101,761
Braskem SA ADR (1)	6,022	199,208
Hercules, Inc. (1)	5,300	75,525
IMC Global, Inc. (1)	8,100	140,859
Lyondell Chemical Co.	4,200	94,332
Terra Industries, Inc. (1)	4,326	37,463
		$649,148

Coal — 1.5%
CONSOL Energy, Inc.	4,350	151,771
Massey Energy Co.	8,000	231,440
		$383,211

Commercial Services — 1.5%
Alliance Data Systems Corp. (1)	6,100	247,416
CoStar Group, Inc. (1)	1,556	76,540
Intersections, Inc. (1)	4,100	60,065
		$384,021

Computer Equipment — 1.9%
PalmOne, Inc. (1)	8,902	270,977
Research in Motion Ltd. (1)	2,700	206,118
		$477,095
Computer Services — 1.2%
Anteon International Corp. (1)	2,800	$102,620
Cognizant Technology Solutions Corp. (1)	3,400	103,734
SRA International, Inc., Class A (1)	1,700	87,652
		$294,006

Computer Software — 0.3%
Kronos, Inc. (1)	1,800	79,722
		$79,722

Distribution/Wholesale — 0.3%
Scansource, Inc. (1)	1,300	82,940
		$82,940

Drugs — 4.6%
Bone Care International, Inc. (1)	4,700	114,210
Elan Corp. PLC ADR (1)	2,700	63,180
First Horizon Pharmaceutical Corp. (1)	8,600	172,086
Immucor, Inc. (1)	12,350	305,662
Pharmion Corp. (1)	4,300	222,293
Salix Pharmaceuticals Ltd. (1)	5,550	119,436
Valeant Pharmaceuticals International	6,700	161,604
		$1,158,471

Educational Services — 0.5%
Blackboard, Inc. (1)	8,000	137,280
		$137,280

Electronics - Equipment — 0.3%
Ametek, Inc.	2,100	63,672
		$63,672

Electronics - Instruments — 1.1%
Molecular Devices Corp. (1)	3,700	87,209
Trimble Navigation Ltd. (1)	3,100	97,960
Woodward Governor Co.	1,400	94,486
		$279,655

Electronics - Semiconductors — 2.5%
Cree, Inc. (1)	7,600	232,028
Microsemi Corp. (1)	6,900	97,290
OmniVision Technologies, Inc. (1)	5,600	79,240
Silicon Image, Inc. (1)	17,700	223,728
		$632,286

Entertainment — 0.4%
WMS Industries, Inc. (1)	3,900	$100,191
		$100,191

Financial Services — 1.7%
First Marblehead Corp., (The) (1)	7,700	357,280
Jones Lang LaSalle, Inc. (1)	2,350	77,573
		$434,853

Food - Wholesale / Distribution — 0.2%
United Natural Foods, Inc. (1)	2,000	53,200
		$53,200

Health Services — 1.3%
Covance, Inc. (1)	5,900	235,823
Sierra Health Services (1)	2,200	105,446
		$341,269

Hotels — 1.6%
Choice Hotels International, Inc.	4,600	264,914
Wynn Resorts Ltd. (1)	2,800	144,732
		$409,646

Household Products — 0.6%
Chattem, Inc. (1)	4,800	154,800
		$154,800

Insurance — 0.6%
Triad Guaranty, Inc. (1)	2,700	149,796
		$149,796

Internet - Software — 2.2%
Akamai Technologies, Inc. (1)	23,900	335,795
F5 Networks, Inc. (1)	6,100	185,806
TIBCO Software, Inc. (1)	5,800	49,358
		$570,959

Internet Content - Entertainment — 0.9%
Ask Jeeves, Inc. (1)	4,800	157,008
CNET Networks, Inc. (1)	7,300	66,795
		$223,803

Internet Services — 2.7%
Blue Nile, Inc. (1)	5,400	$181,872
Infospace, Inc. (1)	4,000	189,560
J2 Global Communications, Inc. (1)	3,100	97,929
Websense, Inc. (1)	5,400	225,018
		$694,379

Investment Services — 0.9%
Greenhill and Co., Inc.	4,700	110,920
New Century Financial Corp. (1)	1,800	108,396
		$219,316

Machinery — 0.9%
IDEX Corp.	2,700	91,692
Joy Global, Inc.	4,200	144,396
		$236,088

Medical - Biomed / Genetics — 1.6%
Martek Biosciences, Corp. (1)	1,075	52,288
Protein Design Labs, Inc. (1)	9,400	184,052
Serologicals Corp. (1)	7,200	167,976
		$404,316

Medical Products — 11.0%
Abiomed, Inc. (1)	4,900	43,365
Advanced Medical Optics, Inc. (1)	2,200	87,054
ArthroCare Corp. (1)	3,000	87,870
Aspect Medical Systems, Inc. (1)	7,600	137,484
Celgene Corp. (1)	4,050	235,832
Cooper Cos., Inc.	2,300	157,665
Cytyc Corp. (1)	11,000	265,650
Dade Behring Holdings, Inc. (1)	5,900	328,736
DENTSPLY International, Inc.	2,700	140,238
Given Imaging Ltd. (1)	11,700	449,865
Haemonetics Corp. (1)	6,100	200,324
Intuitive Surgical, Inc. (1)	4,200	103,950
Kyphon, Inc. (1)	17,900	443,562
NuVasive, Inc. (1)	2,800	29,568
Wright Medical Group, Inc. (1)	3,100	77,872
		$2,789,035

Metals - Industrial — 3.8%
Allegheny Technologies, Inc.	6,300	114,975
Cameco Corp.	1,850	146,594
Carpenter Technology	1,800	85,932
Cleveland-Cliffs, Inc. (1)	1,550	125,349
Lone Star Technologies, Inc. (1)	5,100	192,780
Simpson Manufacturing Co., Inc.	1,450	91,640
Steel Dynamics, Inc.	5,350	206,617
		$963,887

Oil and Gas - Equipment and Services — 2.3%
Atwood Oceanics, Inc. (1)	3,100	$147,374
Cal Dive International, Inc. (1)	1,900	67,678
Hydril Co. (1)	2,200	94,490
Input/Output, Inc. (1)	7,000	72,170
National-Oilwell, Inc. (1)	2,800	92,008
Varco International, Inc. (1)	4,300	115,326
		$589,046

Oil and Gas - Exploration and Production — 7.3%
Cabot Oil & Gas Corp.	2,400	107,760
Denbury Resources, Inc. (1)	12,300	312,420
Harvest Natural Resources, Inc. (1)	7,400	122,840
Houston Exploration Co. (1)	1,800	106,830
Newfield Exploration Co. (1)	2,750	168,410
Quicksilver Resources, Inc. (1)	13,400	437,778
Range Resources Corp.	4,500	78,705
Southwestern Energy Co. (1)	5,000	209,950
Ultra Petroleum Corp. (1)	2,000	98,100
Vintage Petroleum, Inc.	11,150	223,781
		$1,866,574

Paper and Forest Products — 0.8%
Caraustar Industries, Inc. (1)	5,800	97,266
Louisiana-Pacific Corp.	3,700	96,015
		$193,281

Real Estate Operation / Development — 0.5%
St. Joe Co., (The)	2,500	119,425
		$119,425

REITS — 1.1%
Host Marriott Corp. (1)	13,500	189,405
LaSalle Hotel Properties	3,300	91,080
		$280,485

Retail — 4.5%
American Eagle Outfitters	5,100	187,935
Cabela’s, Inc., Class A (1)	9,100	217,035
Circuit City Stores, Inc.	7,300	111,982
Gander Mountain Co. (1)	1,885	37,728
Guitar Center, Inc. (1)	2,500	108,250
Kmart Holding Corp. (1)	1,400	122,458
Pacific Sunwear of California, Inc. (1)	4,100	86,305
Urban Outfitters, Inc. (1)	8,300	285,520
		$1,157,213

Retail - Restaurants — 0.3%
Jack in the Box, Inc. (1)	2,300	$72,979
		$72,979

Semiconductor Equipment — 1.1%
Lam Research Corp. (1)	4,300	94,084
Tessera Technologies, Inc. (1)	8,200	181,220
		$275,304

Software Services — 3.6%
Cogent, Inc. (1)	8,696	158,441
Paxar Corp. (1)	7,800	176,904
Salesforce.com, Inc. (1)	6,200	96,906
Verint Systems, Inc. (1)	7,600	279,984
Witness Systems, Inc. (1)	13,100	210,517
		$922,752

Telecommunications - Equipment — 1.9%
Alvarion Ltd. (1)	7,800	100,932
American Tower Corp., Class A (1)	10,450	160,408
Ditech Communications Corp. (1)	3,700	82,843
SpectraSite, Inc. (1)	3,100	144,150
		$488,333

Telecommunications - Services — 4.5%
AO VimpelCom ADR (1)	1,850	201,280
CANTV ADR	1,640	36,949
NII Holdings, Inc., Class B (1)	19,100	787,111
Telephone & Data Systems, Inc.	1,400	117,838
		$1,143,178

Transportation — 4.1%
Landstar System, Inc. (1)	2,700	158,436
Overnite Corp.	3,300	103,719
Overseas Shipholding Group	4,100	203,524
Teekay Shipping Corp.	4,000	172,360
UTI Worldwide, Inc.	2,500	147,025
Yellow Roadway Corp. (1)	5,400	253,206
		$1,038,270

Total Common Stocks (identified cost $21,618,942)		$24,852,378

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	500	$500,000

Total Short-Term Investments (at amortized cost, $500,000)		$500,000

Total Investments — 99.7% (identified cost $22,118,942)		$25,352,378

Other Assets, Less Liabilities — 0.3%		$86,398

Net Assets — 100.0%		$25,438,776

ADR                     -      American Depositary Receipt

(1)                                            Non-income producing security.

The Portfolio did not have any financial instruments at September 30, 2004

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$22,118,942
Gross unrealized appreciation	$3,400,841
Gross unrealized depreciation	(167,405)
Net unrealized appreciation	$3,233,436

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 17, 2004